Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

JOHNS MANVILLE EMPLOYEES 401(k) PLAN

EIN 84-0856796

Plan Number: 005

FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

	Identity of Issuer,		Description of Investment, Including
	Borrower, Lessor, or		Maturity Date, Rate of Interest, Collateral				Current
(a)	Similar Party	(b)	Par, or Maturity Value	(c)	Cost	(d)	Value
	Various plan participants*		Note receivable from participant (maturing through 2050 at interest rates of 4.25% - 10%)		**		$28,066,596
	Fidelity OTC Pool Class A*		Common/ Collective Trust		**		213,533,952
	T. Rowe Price Retirement 2005 F		Common/ Collective Trust		**		3,857,729
	T. Rowe Price Retirement 2010 F		Common/ Collective Trust		**		3,489,494
	T. Rowe Price Retirement 2015 F		Common/ Collective Trust		**		3,168,431
	T. Rowe Price Retirement 2020 F		Common/ Collective Trust		**		25,824,914
	T. Rowe Price Retirement 2025 F		Common/ Collective Trust		**		35,906,718
	T. Rowe Price Retirement 2030 F		Common/ Collective Trust		**		78,756,401
	T. Rowe Price Retirement 2035 F		Common/ Collective Trust		**		76,993,296
	T. Rowe Price Retirement 2040 F		Common/ Collective Trust		**		64,654,345
	T. Rowe Price Retirement 2045 F		Common/ Collective Trust		**		55,730,141
	T. Rowe Price Retirement 2050 F		Common/ Collective Trust		**		47,870,403
	T. Rowe Price Retirement 2055 F		Common/ Collective Trust		**		34,757,716
	T. Rowe Price Retirement 2060 F		Common/ Collective Trust		**		24,133,033
	T. Rowe Price Retirement 2065 F		Common/ Collective Trust		**		8,409,323
	American Beacon Fund Small Cap Value R5		Registered Investment Company		**		6,721,539
	American Funds New World R6		Registered Investment Company		**		7,717,447
	Baillie Gifford International Alpha K		Registered Investment Company		**		20,422,849
	BlackRock Inflation Protected Institutional		Registered Investment Company		**		3,841,376
	Fidelity 500 Index*		Registered Investment Company		**		131,334,488
	Fidelity Low Priced Stock Fund K6*		Registered Investment Company		**		17,986,919
	Fidelity Mid Cap Index*		Registered Investment Company		**		44,066,596
	Fidelity Small Cap Index*		Registered Investment Company		**		12,467,420
	Fidelity Short-Term Bond Index*		Registered Investment Company		**		9,388,966
	Fidelity Total International Index*		Registered Investment Company		**		10,517,219
	Fidelity US Bond Index*		Registered Investment Company		**		11,593,864
	Janus Henderson Triton N		Registered Investment Company		**		17,905,541
	PIMCO High Yield Institutional Class		Registered Investment Company		**		10,319,735
	Dodge & Cox Income Class X		Registered Investment Company		**		15,580,960
	Vanguard Windsor II Fund Admiral		Registered Investment Company		**		40,294,587
	Vanguard Federal Money Market VMMR		Registered Investment Company		**		46,597,288
	Berkshire Hathaway B Unitized*		Berkshire Fund:
			Berkshire Hathaway Inc.
			Class B Common Stock		**		55,038,164
			Money Market Fund		**		2,269,633
			TOTAL				$1,169,217,083

* Exempt party-in-interest (Note 6).

** Cost information is not required for participant-directed investments and, therefore, is not included.